Stock Based Compensation - Schedule of Share Based Compensation Restricted Stock Units Award Activity (Detail) - Restricted Stock Units (RSUs) [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Beginning balance	$ 7.47	$ 7.47
Granted	0	0
Vested / (Cancelled)	0	0
Ending balance	$ 7.47	$ 7.47
Beginning balance	90,626	90,626
Granted	0	0
Vested / (Cancelled)	(80,626)
Ending balance	10,000	90,626